Document And Entity Information	9 Months Ended
	Sep. 30, 2013	Nov. 08, 2013
Document And Entity Information [Abstract]
Document Type	S-11/A
Document Fiscal Period Focus	Q3
Document Period End Date	Sep. 30, 2013
Entity Registrant Name	Trade Street Residential, Inc.
Trading Symbol	tsre
Entity Central Index Key	0001299901
Entity Filer Category	Non-accelerated Filer
Amendment Flag	true
Amendment Description	The XBRL submitted with our initial S-11 filing on November 12, 2013 included XBRL only for the periods ending December 31, 2012 and 2011. The XBRL for this amendment filing is for the period ended September 30, 2013 and 2012.
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2013
Entity Common Stock, Shares Outstanding		11,468,665